(35) COMMITMENTS (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 190,524,547
Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	17,182,858
1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	33,278,221
4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	35,772,129
More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 104,291,339
Rentals
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 9 years
Total	R$ 45,688
Rentals | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	8,973
Rentals | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	13,671
Rentals | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	13,041
Rentals | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 10,003
Energy purchase agreements (except Itaipu) [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 26 years
Total	R$ 107,448,179
Energy purchase agreements (except Itaipu) [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	11,799,846
Energy purchase agreements (except Itaipu) [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	20,935,148
Energy purchase agreements (except Itaipu) [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	21,321,793
Energy purchase agreements (except Itaipu) [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 53,391,392
Energy purchase from Itaipu [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 26 years
Total	R$ 32,478,283
Energy purchase from Itaipu [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,726,836
Energy purchase from Itaipu [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	5,474,503
Energy purchase from Itaipu [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	5,740,138
Energy purchase from Itaipu [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 18,536,806
Energy system service charges [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 31 years
Total	R$ 47,610,543
Energy system service charges [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,461,362
Energy system service charges [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	6,499,568
Energy system service charges [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	8,296,273
Energy system service charges [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 30,353,340
GSF renegotiation [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 29 years
Total	R$ 416,130
GSF renegotiation [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	7,580
GSF renegotiation [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	43,696
GSF renegotiation [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	52,356
GSF renegotiation [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 312,498
Power plant construction projects [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 2 years
Total	R$ 41,487
Power plant construction projects [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	39,459
Power plant construction projects [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	2,028
Power plant construction projects [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	0
Power plant construction projects [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 0
Trade payables [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 16 years
Total	R$ 2,223,684
Trade payables [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	125,394
Trade payables [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	280,971
Trade payables [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	316,999
Trade payables [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 1,500,320
Other commitments related to the operation of concessions [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Duration	Up to 14 years
Total	R$ 260,553
Other commitments related to the operation of concessions [Member] | Less than 1 year [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	13,408
Other commitments related to the operation of concessions [Member] | 1-3 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	28,636
Other commitments related to the operation of concessions [Member] | 4-5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	31,529
Other commitments related to the operation of concessions [Member] | More than 5 years [Member]
DisclosureOfCommitmentsLineItems [Line Items]
Total	R$ 186,980